	RMB Small Cap Fund
	Portfolio Holdings As of March 31, 2020 (Unaudited)

		Number of
		Shares	Value
	Common Stocks 96.6%
	(percentage of net assets)
	AEROSPACE & DEFENSE 3.1%
	Curtiss-Wright Corp.	12,984	$1,199,852
*	Teledyne Technologies, Inc.	4,726	1,404,898
			2,604,750
	AUTO COMPONENTS 1.5%
*	Fox Factory Holding Corp.	16,775	704,550
*	Visteon Corp.	12,253	587,899
			1,292,449
	BANKS 12.3%
	Columbia Banking System, Inc.	29,879	800,757
	CVB Financial Corp.	111,855	2,242,693
	Investors Bancorp, Inc.	221,476	1,769,593
	PacWest Bancorp	53,225	953,792
*	Seacoast Banking Corp. of Florida	102,097	1,869,396
	Stock Yards Bancorp, Inc.	14,221	411,413
	TriCo Bancshares	78,966	2,354,766
			10,402,410
	BIOTECHNOLOGY 4.0%
*	Allogene Therapeutics, Inc.	20,243	393,524
*	Bluebird Bio, Inc.	7,737	355,593
*	CareDx, Inc.	30,403	663,697
*	Iovance Biotherapeutics, Inc.	27,500	823,212
*	Ultragenyx Pharmaceutical, Inc.	13,347	593,007
*	Veratyce, Inc.	21,532	523,443
			3,352,476
	BUILDING PRODUCTS 1.0%
*	Trex Co., Inc.	10,762	862,467

	CAPITAL MARKETS 1.5%
	Stifel Financial Corp.	31,365	1,294,747

	COMMERCIAL SERVICES & SUPPLIES 1.5%
	Brink's Co. (The)	24,368	1,268,354

	CONSTRUCTION & ENGINEERING 0.8%
	Valmont Industries, Inc.	6,184	655,380

	CONSTRUCTION MATERIALS 0.8%
	Eagle Materials, Inc.	11,546	674,517

	CONTAINERS & PACKAGING 1.9%
	AptarGroup, Inc.	15,815	1,574,225

	DISTRIBUTORS 3.1%
	Pool Corp.	13,437	2,643,999

	DIVERSIFIED CONSUMER SERVICES 2.7%
*	Bright Horizons Family Solutions, Inc.	13,109	1,337,118
*	Grand Canyon Education, Inc.	12,547	957,148
			2,294,266
	ELECTRICAL EQUIPMENT 1.5%
	EnerSys, Inc.	25,964	1,285,737

	EQUITY REAL ESTATE INVESTMENT 6.4%
	CatchMark Timber Trust, Inc. - Class A	185,428	1,338,790
	CoreSite Realty Corp.	3,640	421,876
	EastGroup Properties, Inc.	21,789	2,276,515
	Equity Commonwealth	44,350	1,406,338
			5,443,519
	FOOD PRODUCTS 1.1%
	J&J Snack Foods Corp.	7,578	916,938

	GAS UTILITIES 1.6%
	Chesapeake Utilities Corp.	15,471	1,326,019

	HEALTH CARE EQUIPMENT & SUPPLIES 6.3%
*	Neogen Corp.	27,131	1,817,506
	West Pharmaceutical Services, Inc.	23,269	3,542,705
			5,360,211
	HEALTH CARE TECHNOLOGY 2.8%
*	Omnicell, Inc.	29,182	1,913,756
*	Tabula Rasa HealthCare, Inc.	9,205	481,329
			2,395,085
	INSURANCE 4.7%
	American Financial Group, Inc.	30,537	2,140,033
	Argo Group International Holdings Ltd.	48,183	1,785,662
			3,925,695
	LIFE SCIENCES TOOLS & SERVICES 4.7%
*	NeoGenomics, Inc.	54,986	1,518,164
*	Repligen Corp.	25,009	2,414,369
			3,932,533
	MACHINERY 5.7%
*	Chart Industries, Inc.	28,298	820,076
	ITT, Inc.	26,283	1,192,197
	Kadant, Inc.	14,876	1,110,493
	Lincoln Electric Holdings, Inc.	12,381	854,289
*	RBC Bearings, Inc.	7,472	842,767
			4,819,822

	METALS & MINING 0.6%
	Carpenter Technology Corp.	25,269	492,746

	OIL, GAS & CONSUMABLE FUELS 1.1%
*	WPX Energy, Inc.	312,923	954,415

	PHARMACEUTICALS 2.8%
*	Catalent, Inc.	44,847	2,329,802

	PROFESSIONAL SERVICES 2.0%
	Exponent, Inc.	23,527	1,691,827

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3.7%
	MKS Instruments, Inc.	19,438	1,583,225
	Monolithic Power Systems, Inc.	9,216	1,543,312
			3,126,537
	SOFTWARE 13.1%
*	CommVault Systems, Inc.	23,716	960,024
*	Digimarc Corp.	28,573	372,877
*	Fair Isaac Corp.	6,988	2,150,138
*	Five9, Inc.	5,808	444,080
*	Guidewire Software, Inc.	22,236	1,763,537
*	Proofpoint, Inc.	11,876	1,218,359
*	PTC, Inc.	26,844	1,643,121
*	Q2 Holdings, Inc.	7,148	422,161
*	Tyler Technologies, Inc.	7,009	2,078,589
			11,052,886
	SPECIALTY RETAIL 0.9%
	Monro, Inc.	17,290	757,475

	TEXTILES, APPAREL & LUXURY GOODS 3.4%
	Columbia Sportswear Co.	24,287	1,694,504
	Wolverine World Wide, Inc.	75,061	1,140,927
			2,835,431
	Total Common Stocks (Cost: $73,126,773)		81,566,718

	Short-Term Investments 2.7%
	(percentage of net assets)
	MONEY MARKET FUNDS 2.7%
	First American Government Obligations Fund - Class X - 0.43% [a]	2,297,680	2,297,680
	Total Short-Term Investments (Cost: $2,297,680)		2,297,680

	Total Investments 99.3% (Cost: $75,424,453)		$83,864,398
	Cash and other assets, less liabilities 0.7%		619,868
	Net Assets 100.0%		$84,484,266

*	Indicates securities that do not produce income.
a	Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by RMB Capital Management, LLC.

Investment Valuation
Portfolio securities and any other Fund assets shall be valued each day on which the New York Stock Exchange is open for business, using readily available market quotations at such times as are established in the Trust’s registration statement. The valuation methods below are listed in order of priority; the highest priority shall be employed when available, portfolio securities shall be fair valued by RMB’s Valuation Committee in conformity with the fair valuation provisions below. If none of the listed valuation methods are available, portfolio securities shall be fair valued by RMB’s Valuation Committee in conformity with the fair valuation provisions below.

Equity Securities, Warrants, Exchange Trading Funds (‘‘ETFs’’), and American Depository Receipts (‘‘ADRs’’) Listed on a U.S. Exchange. The market value shall be the last reported sale price on the market on which the security primarily trades. If there is no such last sale reported, securities will be valued at the mean between the closing bid and closing asked prices on the primary market.

Equity Securities on NASDAQ. The market value shall be the NASDAQ Official Closing Price or ‘‘NOCP.’’ The NOCP is determined by NASDAQ to be the last reported sale price, unless the last sale price is above or below the last reported bid and asked prices. If the last reported bid and asked price is above the last sale price, the last reported bid is used; conversely, if the last reported bid and asked price is below the last sale price, the last reported asked price will serve as the NOCP. If no last sales price is reported, the securities will be valued at the mean between the closing bid and closing asked price on the market on which the security primarily trades.

Equity Securities traded on the Over-The-Counter (“OTC”) Market. The market value shall be the last reported sale in the OTC market on which the security primarily trades, such as the OTC Bulletin Board, Pink OTC Markets, Inc., or other recognized OTC market. If no last sale is reported, the securities will be valued at the mean between the closing bid and the closing asked price on the primary market.

Procedures to Address After-Market Events. If a significant event occurs in a foreign market on which a security primarily trades after the security’s closing price was established on the foreign exchange but before the Fund calculates its NAV, and causing the foreign security’s valuation price to no longer reflect actual value, such security’s fair value shall be determined through the use of an independent pricing service’s proprietary fair value pricing model. When fair value pricing is employed, the value of the portfolio security used to calculate the Funds’ NAV may differ from quoted or official closing prices. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular security may be materially different from the value realized upon its sale. It is possible that market timers may attempt to buy or sell Fund shares to profit from price movements in foreign markets that are not yet reflected in a Fund’s NAV. Such trades may have the effect of reducing the value of existing shareholders’ investments. The Funds’ use of fair value pricing is designed to more accurately reflect the current market value of a portfolio security and to minimize the possibilities for time-zone arbitrage; however, the Funds’
process may not be effective in preventing short-term NAV arbitrage trading.

At March 31, 2020	Level 1	Level 2	Level 3	Total
RMB Small Cap Fund
Assets
Common Stock*	$81,566,718	$-	$-	$81,566,718
Short-Term Investments	2,297,680	-	-	2,297,680
Total Investments in Securities	$83,864,398	$-	$-	$83,864,398

*	Refer to the Fund's Portfolio Holdings for the breakdown of major categories